Fair value measurement - Fair value hierarchy of assets and liabilities measured at fair value (Details) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 123,584	¥ 117,121
Liabilities	96,664	95,376
Recurring
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	47,325	38,040
Liabilities	47,011	37,675
Recurring | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	46,860	37,543
Recurring | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	149	128
Recurring | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	3	4
Recurring | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	47,086	37,876
Recurring | Other financial assets
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	239	164
Recurring | Level 1
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	47,253	37,986
Liabilities	47,009	37,672
Recurring | Level 1 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	46,860	37,543
Recurring | Level 1 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	149	128
Recurring | Level 1 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 1 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	47,080	37,876
Recurring | Level 1 | Other financial assets
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	174	110
Recurring | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	6	0
Liabilities	0	0
Recurring | Level 2 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	6	0
Recurring | Level 2 | Other financial assets
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	66	54
Liabilities	3	4
Recurring | Level 3 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	3	4
Recurring | Level 3 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3 | Other financial assets
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 66	¥ 54